INCOME TAXES	12 Months Ended
Dec. 31, 2018
INCOME TAXES
INCOME TAXES

13   INCOME TAXES

Under the current laws of the Cayman Islands, Tarena International is not subject to tax on its income or capital gains. For the period from its inception on October 22, 2012 to December 31, 2018, Tarena HK did not have any assessable profits arising in or derived from HK SAR. Tarena International’s PRC subsidiaries and consolidated VIEs and the subsidiaries of the VIEs file separate tax returns in the PRC. Effective from January 1, 2008, the PRC statutory income tax rate is 25% according to the Corporate Income Tax (“CIT”) Law which was passed by the National People’s Congress on March 16, 2007.

Under the CIT Law, entities that qualify as “Advanced and New Technology Enterprise” (“ANTE”) are entitled to a preferential income tax rate of 15%. In 2015, the WFOE renewed its ANTE qualification, which entitled it to the preferential income tax rate of 15% from January 1, 2015 to December 31, 2017. In 2018, the WFOE renewed its ANTE qualification, which entitled it to the preferential income tax rate of 15% from January 1, 2018 to December 31, 2020.

One of the Chinese subsidiaries of the Company was established in 2013 and qualified as an eligible software enterprise. As a result of this qualification, it is entitled to a tax holiday of a two-year full exemption followed by a three-year 50% exemption, commencing from 2014 in which its taxable income is greater than zero. As a result, its income tax rates for the years ended December 31, 2016, 2017 and 2018 were 12.5%,  12.5% and 12.5%, respectively.

In 2016, another Chinese subsidiary of the Company was qualified as an eligible software enterprise, and was entitled to a tax holiday of a two-year full exemption followed by a three-year 50% exemption, commencing from the year in which its taxable income is greater than zero. As a result, the income tax rate of this Chinese subsidiary for the years ended December 31, 2016 and 2017 was nil, and for the year ended December 31, 2018 was 12.5%.

Certain Tarena International’s subsidiaries and branches in China qualified as “Small Profit Enterprises” in 2016, 2017 and 2018, and therefore are subject to the preferential income tax rate of 20%.

In 2017, one of the Chinese subsidiaries of the Company was established and qualified to be entitled to a tax holiday until end of year 2020. As a result, the income tax rate of this Chinese subsidiary for the years ended December 31, 2017 and 2018 was nil.

According to the approvals from the tax authorities in certain locations in the PRC, Tarena International’s subsidiaries and consolidated VIEs and the subsidiaries of the VIEs that are based in these locations are required to use the deemed profit method to determine their income tax. Under the deemed profit method, these subsidiaries are subject to income tax at 25% on its deemed profit which is calculated based on revenues less deemed expenses equal to 85% and 90% of revenues.

The components of income (loss) before income taxes are as follows:

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
PRC	334,278	104,307	(467,953)
Hong Kong	(573)	(2,415)	(2,031)
Cayman Islands	(79,366)	(76,649)	(126,887)
Taiwan	—	—	(166)
Canada	—	—	(27)
Total income (loss) before income taxes	254,339	25,243	(597,064)

Income tax expense (benefit) consisted of the following:

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Current income tax expense	29,766	26,561	16,058
Withholding tax expense	—	—	25,672
Deferred income tax benefit	(1,547)	(1,171)	(46,595)
Total	28,219	25,390	(4,865)

The actual income tax expense reported in the consolidated statements of comprehensive income for each of the years ended December 31, 2016, 2017 and 2018 differs from the amount computed by applying the PRC statutory income tax rate to income before income taxes due to the following:

	Year Ended December 31,
	2016	2017	2018
PRC statutory income tax rate	25.0%	25.0%	25.0%
Increase (decrease) in effective income tax rate resulting from:
Impact of different tax rates in other jurisdictions	7.8%	76.7%	(5.3)%
Research and development bonus deduction	(3.2)%	(34.7)%	1.4%
Non-deductible expenses	1.7%	62.7%	(1.4)%
Preferential tax rates	(23.7)%	(199.9)%	(0.3)%
Change in valuation allowance	3.5%	170.8%	(14.3)%
Withholding tax	—	—	(4.3)%
Actual income tax expense	11.1%	100.6%	0.8%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets and liabilities were as follows:

	December 31,
	2017	2018
	RMB	RMB
Non-current deferred income tax assets:
Impairment of long-term investments	2,500	8,850
Tax loss carry forwards	33,201	157,264
Advertising expense	36,543	53,019
Others	5,648	4,162
Total non-current deferred income tax assets	77,892	223,295
Valuation allowance	(72,271)	(169,543)
Non-current deferred income tax assets, net	5,621	53,752
Non-current deferred income tax liabilities:
Valuation appreciation of intangible assets	—	2,283
Non-current deferred income tax liabilities*	—	2,283

*  non-current deferred income tax liabilities are combined in other non-current liabilities.

The movements of the valuation allowance are as follows:

	Year Ended December 31,
	2016	2017	2018
	RMB	RMB	RMB
Balance at the beginning of the year	28,583	37,521	72,271
Additions of valuation allowance	13,118	38,976	97,776
Reduction of valuation allowance	(4,180)	(4,226)	(504)
Balance at the end of the year	37,521	72,271	169,543

The valuation allowance as of December 31, 2017 and 2018 was primarily provided for the deferred income tax assets of certain Tarena International’s PRC subsidiaries, consolidated VIEs, and the subsidiaries of the VIEs, which were at cumulative loss positions. In assessing the realization of deferred income tax assets, management considers whether it is more likely than not that some portion or all of the deferred income tax assets will not be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible or utilizable. Management considers projected future taxable income and tax planning strategies in making this assessment. As of December 31, 2018, the Company had tax losses carryforwards of RMB656,702, including which from Hong Kong subsidiary of RMB10,906 and does not have an expiring date. Tax losses of RMB11,486,  RMB9,175,  RMB14,777,  RMB92,289, and RMB518,069 will expire, if unused, by 2019, 2020, 2021, 2022 and 2023, respectively.

The CIT Law and its implementation rules impose a withholding income tax at 10%, unless reduced by a tax treaty or arrangement, on the amount of dividends distributed by a PRC-resident enterprise to its immediate holding company outside the PRC that are related to earnings accumulated beginning on January 1, 2008. Dividends relating to undistributed earnings generated prior to January 1, 2008 are exempt from such withholding income tax. In fiscal year 2018, the Company distributed dividends to Tarena HK and paid a withholding income tax at the amount of RMB25,672.

The Company has considered temporary differences on the book to tax differences pertaining to all investment in subsidiaries including the determination of the indefinite reinvestment assertion that would apply to each foreign subsidiary. The Company evaluated each entity’s historical, current business environment and plans to indefinitely reinvest all earnings accumulated in its respective jurisdiction for purpose of future business expansion.